TAXES ON INCOME (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) installment	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Income Tax Examination [Line Items]
Tax rate	23.00%	23.00%	23.00%
Federal and state income taxes rate	25.00%
Tax loss carry-forwards	$ 198,050
Tax loss carry-forwards that have no expiration date	82,405
Accrued interest related to income tax uncertainties	$ 8,453	$ 3,889
Encouragement of Industry
Income Tax Examination [Line Items]
Number of annual installments for deduction of public offering expenses | installment	3
Amortization period of purchased know-how and patents	8 years
Non-Israeli Subsidiaries
Income Tax Examination [Line Items]
Undistributed earnings	$ 941,710
Unrecognized deferred tax liability	$ 124,742
From 2015 through 2016 | The election
Income Tax Examination [Line Items]
Tax rate	16.00%
2017 and thereafter | The election
Income Tax Examination [Line Items]
Tax rate	12.00%
2020 | Income not eligible for Preferred Enterprise benefits
Income Tax Examination [Line Items]
Tax rate	23.00%
2012
Income Tax Examination [Line Items]
Tax rate	20.00%